Leases (Details) - Schedule of future minimum rental payments for operating leases ¥ in Thousands	Mar. 31, 2021 CNY (¥)
Schedule of future minimum rental payments for operating leases [Abstract]
2022	¥ 2,200
Total	¥ 2,200